Investment in Joint Ventures and Majority Owned Subsidiaries	12 Months Ended
Jun. 29, 2014
Investment in Joint Ventures and Majority Owned Subsidiaries

INVESTMENT IN JOINT VENTURES AND MAJORITY OWNED SUBSIDIARIES

We participate in certain Alliance Agreements with WITTE Automotive (“WITTE”) and ADAC Automotive (“ADAC”). WITTE, of Velbert, Germany, is a privately held automotive supplier. WITTE designs, manufactures and markets automotive components, including locks and keys, hood latches, rear compartment latches, seat back latches, door handles and specialty fasteners. WITTE’s primary market for these products has been Europe. ADAC, of Grand Rapids, Michigan, is a privately held automotive supplier and manufactures engineered products, including door handles and other automotive trim parts, utilizing plastic injection molding, automated painting and various assembly processes.

The Alliance Agreements include a set of cross-licensing agreements for the manufacture, distribution and sale of WITTE products by STRATTEC and ADAC in North America, and the manufacture, distribution and sale of STRATTEC and ADAC products by WITTE in Europe. Additionally, a joint venture company, Vehicle Access Systems Technology LLC (“VAST LLC”), in which WITTE, STRATTEC and ADAC each hold a one-third interest, exists to seek opportunities to manufacture and sell each of the company’s products in areas of the world outside of North America and Europe.

VAST do Brasil, a joint venture between VAST LLC and Ifer do Brasil Ltda., services customers in South America. Effective March 21, 2014, VAST LLC purchased the remaining non-controlling interest in VAST do Brasil from Ifer do Brasil Ltda. VAST Fuzhou, VAST Great Shanghai and VAST Shanghai Co. (collectively known as VAST China), provides a base of operations to service our automotive customers in the Asian market. VAST LLC also maintains branch offices in South Korea and Japan in support of customer sales and engineering requirements.

The VAST LLC investments are accounted for using the equity method of accounting. The activities related to the VAST LLC joint ventures resulted in equity earnings of joint ventures to STRATTEC of approximately $1.3 million during 2014 and equity loss of joint ventures to STRATTEC of approximately $147,000 during 2013 and $1.1 million during 2012. During 2012 our joint ventures in China and Brazil incurred relocation costs associated with moves to new facilities and start-up costs associated with a new product line. These relocation costs and start-up costs continued for VAST China primarily during the first half of 2013. These items resulted in STRATTEC incurring an equity loss from joint ventures in both 2013 and 2012. In addition, the 2012 equity loss also included a goodwill impairment charge relating to VAST China. STRATTEC’s portion of this impairment charge amounted to $284,000. Effective November 20, 2009, VAST LLC purchased the 40 percent non-controlling interest owned by its former partners in the joint ventures in China. Initially, a loan of $2.5 million was made by each partner, STRATTEC, WITTE and ADAC, to fund a portion of the purchase price. In December 2009, $1 million of each partner’s loan balance was repaid. During 2012, each partner’s outstanding principal and accrued interest balance of $1.5 million and $112,000, respectively, then remaining due on its loan were terminated and converted to additional capital contributions by each partner in VAST LLC. During 2014, no cash capital contributions were made to VAST LLC. During each of 2013 and 2012, cash capital contributions totaling $600,000 were made to VAST LLC in support of general operating expenses. STRATTEC’s portion of the cash capital contributions during each year totaled $200,000.

In fiscal year 2007, we established a new entity with ADAC forming ADAC-STRATTEC LLC, a Delaware limited liability company. This new entity was created to establish injection molding and door handle assembly operations in Mexico. STRATTEC holds a 51 percent ownership interest in ADAC-STRATTEC LLC. A Mexican entity, ADAC-STRATTEC de Mexico, exists and is wholly owned by ADAC-STRATTEC LLC. ADAC-STRATTEC LLC’s financial results are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $1.4 million in 2014, $1.1 million in 2013, and $1.7 million in 2012.

Effective November 30, 2008, STRATTEC established a new entity, STRATTEC POWER ACCESS LLC (“SPA”), which is 80 percent owned by STRATTEC and 20 percent owned by WITTE. SPA supplies the North American portion of the power sliding door, lift gate and deck lid system access control products which were acquired from Delphi Corporation. The financial results of SPA are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $1.5 million in 2014, $1.0 million in 2013 and $2.6 million in 2012.

On April 5, 2013, we acquired a 51 percent ownership interest in NextLock LLC, a newly formed joint venture which was formed to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner and the owner of the remaining ownership interest. The initial capitalization of the NextLock joint venture totaled $1.5 million. STRATTEC’s portion of the initial capitalization totaled $765,000. We anticipate shipments of the new biometric security products to begin during the first quarter of fiscal 2015. Our investment in NextLock, for which we exercise significant influence but do not control and are not the primary beneficiary, is accounted for using the equity method. The activities related to NextLock resulted in equity loss of joint ventures to STRATTEC of approximately $367,000 in 2014 and $78,000 during 2013.

Investment in Joint Ventures in the accompanying Consolidated Balance Sheets consisted of the following (in thousands of dollars):

	June 29, 2014	June 30, 2013
Investment in VAST LLC	$9,657	$8,479
Investment in NextLock LLC	320	687
	$9,977	$9,166